Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Summary of Notes Payable
Notes payable consisted of the following:

($ in thousands)	March 31, 2023	December 31, 2022
LMFA notes payable	$443	$968
LMFAO note payable	1,758	2,785
Maxim note payable	3,640	4,167
Insurance financing	493	910
Unamortized deferred financing costs	(96)	—

	6,238	8,830
Less current portion	(493)	(1,178)

	$5,745	$7,652

Notes payable consisted of the following on December 31:

($ in thousands)	2022	2021
LMFA notes payable	$968	$—
LMFAO note payable	2,785	—
Maxim note payable	4,167	—
Insurance financing	910	—

Total notes payable	$8,830	$—

Schedule of Future Maturities of Principal Repayment of Convertible Notes	Future maturities of principal repayment of the notes payable as of March 31, 2023 are as follows:

($ in thousands)
Years ended December 31:
2023 (remaining)	$493
2024	5,841

$6,334